Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Total net loss for the year	$ (36,410,469)	$ (9,359,605)
Items not affecting cash:
Share-based payment	7,731,117	1,261,891
Deferred share units granted	298,000
Depreciation	96,543
Provision for leave and severance	177,941
Accrued interest expense of Promissory note	70,959
Warrant fair value movement	(8,974,901)	6,345,310
Loss on acquisition	29,174,415
Changes in working capital
Prepaid expenses and other receivables	(1,127,061)	(121,241)
Trade payables and accrued expenses	3,445,230	419,326
Net cash used in operating activities	(5,518,226)	(1,454,319)
INVESTING ACTIVITIES
Additions to property, plant and equipment	(737,271)
Additions to Expenditures on exploration and evaluation assets	(28,924,135)	(3,099,926)
Cash received though RTO transaction	11,051,917
Net cash used in investing activities	(18,609,489)	(3,099,926)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	23,404,857	6,771,729
Share issue costs	(1,535,727)	(287,228)
Vehicle loan financing	164,644
Promissory note financing	6,740,000
Net cash provided by financing activities	28,773,774	6,484,501
Impact of currency translation for the foreign operations	(1,473,271)	(48,906)
Change in cash for the year	3,172,788	1,881,350
Cash at the beginning of the year	1,990,203	108,853
Cash at the end of the year	$ 5,162,991	$ 1,990,203